Omnibus Incentive Compensation Plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 23, 2015 shares	Dec. 31, 2014 USD ($)	Aug. 21, 2014 shares	Jul. 22, 2010 shares	Apr. 29, 2008 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units / Shares authorized | shares		850,000
Share based compensation	$ 1,074	$ 34		$ 0
Total compensation cost related to non vested awards	$ 2,157
Expected period of recognition for unrecognized compensation cost	2 years
Value of unvested units accrued distribution	$ 324
Partnerships Omnibus Incentive Compensation Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units / Shares authorized | shares					1,650,000	800,000	500,000
Partnerships Omnibus Incentive Compensation Plan Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted | shares			240,000
Number of annual installments			3
Vesting date of remaining awards			Dec. 31, 2018
Partnerships Omnibus Incentive Compensation Plan Non Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units granted | shares			610,000
Number of annual installments			3
Vesting date of remaining awards			Dec. 31, 2018
Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	439	10		0
Total compensation cost related to non vested awards	1,141	1,325
Non-Employee equity compensation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation	635	24		$ 0
Total compensation cost related to non vested awards	$ 2,993	$ 3,367